Business Combination (Details)											12 Months Ended
	Aug. 12, 2025 USD ($)	Jul. 02, 2025 shares	May 27, 2025 USD ($)	Apr. 30, 2025 USD ($) $ / shares	Feb. 13, 2025 shares	Dec. 29, 2024 USD ($)	Oct. 17, 2023 USD ($)	Jul. 25, 2023 USD ($)	Apr. 12, 2023 shares	Jul. 31, 2022 USD ($)	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Apr. 30, 2025 $ / shares	Mar. 19, 2025
Business Combination [Line Items]
Gross revenue											$ 238,924,089	$ 142,072,586	$ 97,534,701
Net profit after tax												1,238,956
Subject to a cap value	$ 5,137,569
General and administrative expenses.											78,254
Consideration in fair value												1,121,006
Outperformance consideration amount											55,000
Change of fair value of the contingent consideration											73,352	(545,428)	(272,029)
Fair value of contingent consideration
Estimated useful lives									1 year
Shares issued (in Shares) | shares											2,126,729
Issued shares capital percentage									15.00%
Discount rate								14.00%	14.00%
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares) | shares					217,724
Conditional cash				100.00%											100.00%
Purchase consideration			$ 25,716,146
Share-Based Payment Arrangement, Tranche Two [Member]
Business Combination [Line Items]
Cash consideration						$ 2,993,450	$ 2,993,450
Percentage of comprised in cash						10.00%					67.00%
Percentage of comprised in shares						90.00%	100.00%				33.00%
Estimated useful lives											4 years 7 months 6 days
Share-Based Payment Arrangement, Tranche Three [Member]
Business Combination [Line Items]
Cash consideration														$ 800,000
Percentage of comprised in cash														67.00%
Percentage of comprised in shares														33.00%
Gross revenue														$ 19,400,000
Net profit after tax														$ 714,273
Share-Based Payment Arrangement, Tranche Four [Member]
Business Combination [Line Items]
Cash consideration													$ 1,000,000
Percentage of comprised in cash													67.00%
Percentage of comprised in shares													33.00%
Gross revenue													$ 31,072,773
Net profit after tax													893,201
Share-Based Payment Arrangement, Tranche Five [Member]
Business Combination [Line Items]
Cash consideration												$ 1,320,000
Percentage of comprised in cash												67.00%
Percentage of comprised in shares												100.00%
Gross revenue												$ 37,852,287
Net profit after tax												1,238,956
Ordinary Shares [Member]
Business Combination [Line Items]
Shares issued (in Shares) | shares											2,201,665
Contingent Consideration for Acquisition [Member]
Business Combination [Line Items]
Change of fair value of the contingent consideration											$ 19,438	$ 545,428	$ 272,029
2Game’s Achievement [Member] | Share-Based Payment Arrangement, Tranche Four [Member]
Business Combination [Line Items]
Percentage of comprised in shares													100.00%
2Game’s Achievement [Member] | Share-Based Payment Arrangement, Tranche Five [Member]
Business Combination [Line Items]
Percentage of comprised in shares												33.00%
Titan Digital [Member]
Business Combination [Line Items]
Shares issued (in Shares) | shares									17,648
Titan Digital [Member] | Ordinary Shares [Member]
Business Combination [Line Items]
Shares issued (in Shares) | shares									17,648
Vendor [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Business Combination [Line Items]
Cash consideration											$ 148,000
Vendor [Member] | Ordinary Shares [Member]
Business Combination [Line Items]
Shares issued (in Shares) | shares											217,724
2Game [Member]
Business Combination [Line Items]
Percentage of equity interest																10.00%
Acquisition of 2Game [Member]
Business Combination [Line Items]
Percentage of equity interest											100.00%
Aggregate cash consideration											$ 3,367,398
Consideration in fair value											3,360,848
Acquisition of 2Game [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Business Combination [Line Items]
Cash consideration											6,550
Acquisition of 2Game [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Business Combination [Line Items]
Cash consideration											$ 2,993,450
Acquisition of Starry [Member]
Business Combination [Line Items]
Percentage of equity interest									100.00%		100.00%
Aggregate cash consideration											$ 564,546
Estimated useful lives											10 years
Issued shares capital percentage			50.90%
Titan Digital [Member]
Business Combination [Line Items]
Percentage of equity interest											100.00%
Acquisition of Martiangear [Member]
Business Combination [Line Items]
Percentage of equity interest								100.00%			100.00%
Aggregate cash consideration											$ 835,348
Cash consideration											$ 700,000
Issued shares capital (in Shares) | shares											217,724
Acquisition of Martiangear [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Business Combination [Line Items]
Cash consideration											$ 148,000
Acquisition of Martiangear [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Completion Date [Member]
Business Combination [Line Items]
Cash consideration											48,000
Acquisition of Martiangear [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | One Month after the Completion Date [Member]
Business Combination [Line Items]
Cash consideration											50,000
Acquisition of Martiangear [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Two Months after the Completion Date [Member]
Business Combination [Line Items]
Cash consideration											50,000
Acquisition of Ban Leong [Member]
Business Combination [Line Items]
Aggregate cash consideration											$ 25,716,146
Share price | (per share)				$ 0.458											$ 0.6029
Ban Leong’s [Member]
Business Combination [Line Items]
Percentage of equity interest		96.59%
Issued shares capital (in Shares) | shares		104,122,998
Ban Leong’s [Member] | Offeror [Member]
Business Combination [Line Items]
Percentage of equity interest		90.00%
Share Purchase Agreement [Member] | 2Game [Member]
Business Combination [Line Items]
Percentage of equity interest										51.00%
Sale and Purchase Agreements [Member] | Acquisition of 2Game [Member]
Business Combination [Line Items]
Aggregate cash consideration										$ 6,120,000
Sale and Purchase Agreements [Member] | Acquisition of Martiangear [Member]
Business Combination [Line Items]
Aggregate cash consideration								$ 835,348
Offer Consideration [Member] | Acquisition of Ban Leong [Member]
Business Combination [Line Items]
Aggregate cash consideration				$ 50,500,000
Minimum [Member]
Business Combination [Line Items]
Percentage of bear interest				2.50%											2.50%
Maximum [Member]
Business Combination [Line Items]
Percentage of bear interest				7.50%											7.50%
Trademark [Member]
Business Combination [Line Items]
Estimated useful lives											7 years 5 months 12 days
License [Member]
Business Combination [Line Items]
Estimated useful lives											9 months 25 days